Accounts Receivables - Summary of Accounts Receivables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivables [Line Items]
Accounts receivable	₽ 7,151	₽ 6,611
Allowance for expected credit losses and individually impaired receivables	(93)	(28)	₽ (46)
Trade receivables [member]
Accounts Receivables [Line Items]
Accounts receivable	₽ 7,244	₽ 6,639